RELATED PARTY TRANSACTIONS AND BALANCES - Additional Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 USD ($)	Jul. 22, 2020 USD ($)
Related Party Transaction [Line Items]
Services provided by the related parties | ¥			¥ 47,464		¥ 139,026
Proceeds from convertible notes	¥ 113,236	$ 17,574	163,565	$ 24,018
Accrued interest expenses on convertible debt | ¥	49,512		4,365
Amounts due from related parties	201		168			$ 31
Amounts due to related parties | ¥			¥ 6,594		¥ 6,594
Convertible Debt [Member]
Related Party Transaction [Line Items]
Debt instrument aggregate principal amount | $								$ 100,000
Convertible Debt [Member] | Series 1 note [Member]
Related Party Transaction [Line Items]
Debt instrument aggregate principal amount	¥ 326,790					$ 48,824
Convertible Debt [Member] | September Convertible Notes [Member] | Interest Of Fifteen Percent [Member]
Related Party Transaction [Line Items]
Debt annual interest rate	15.00%		15.00%			15.00%	15.00%
Convertible Debt [Member] | September Convertible Notes [Member] | Interest Of Fifteen Percent [Member] | Series 1 note [Member]
Related Party Transaction [Line Items]
Debt instrument aggregate principal amount | $						$ 5,220	$ 7,133
Convertible Debt [Member] | September Convertible Notes [Member] | Interest Of Seventeen Percent [Member]
Related Party Transaction [Line Items]
Debt instrument aggregate principal amount | $						$ 12,354	$ 16,885
Debt annual interest rate	17.00%		17.00%			17.00%	17.00%